STRATTON MUTUAL FUNDS

                       Stratton Growth Fund, Inc.
                Stratton Monthly Dividend REIT Shares, Inc.
                      Stratton Small-Cap Value Fund

                    Supplement dated October 21, 2002
to the Prospectus and Statement of Additional Information dated May 1, 2002


     The information below supplements and replaces any contrary information contained in the Prospectus and Statement of Additional Information.

     Effective December 1, 2002, the address for shareholders to use when sending applications, checks or other communications to the Transfer Agent via U.S. mail is as follows:

                        Stratton Mutual Funds
                            c/o PFPC Inc.
                            P.O. Box 9801
                        Providence, RI  02940

     Effective January 3, 2003, the address for shareholders to use when sending applications, checks or other communications to the Transfer Agent via express delivery, registered or certified mail is as follows:

                        Stratton Mutual Funds
                            c/o PFPC Inc.
                           760 Moore Road
                   King of Prussia, PA  19406-1212

     Effective January 3, 2003, the address for PFPC Distributors, Inc., the funds' distributor, is as follows:

                         PFPC Distributors, Inc.
                            760 Moore Road
                   King of Prussia, PA  19406-1212


               INVESTORS SHOULD RETAIN THIS SUPPLEMENT
           WITH THE PROSPECTUS AND STATEMENT OF ADDITIONAL
                  INFORMATION FOR FUTURE REFERENCE.